CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Operating activities:
Net income (loss)	$ (6,858)	$ 12,811	$ 15,868	$ 20,601	$ 10,198
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of property and equipment	20,936	18,322	37,052	31,812	26,391
Amortization of intangible assets	5,069	4,877	10,005	11,344	10,761
Impairment of long-lived assets			637	0	0
Amortization of debt issuance costs	1,295	2,185	4,024	4,442	4,301
Amortization of bond discounts	220	0	84	0	0
Debt extinguishment and modification costs	5,162	0	5,253	1,466	0
Loss on disposal of assets	415	(28)	669	549	519
Stock-based compensation	22,961	263	10,409	1,659	2,905
Accounts receivable reserve	2,064	2,348	749	3,004	4,018
Deferred lease liabilities		9,935	16,233	13,152	14,404
Non-cash lease expense	17,329
Deferred income taxes	(2,787)	4,777	5,831	4,745	6,579
Changes in operating assets and liabilities:
Independent operator and other accounts receivable	3,210	1,380	(642)	(2,595)	(392)
Merchandise inventories	(4,410)	(1,173)	(15,292)	(18,202)	(20,439)
Prepaid expenses and other current assets	(4,039)	(561)	(1,543)	(1,346)	(1,887)
Income and other taxes payable	(1,460)	(1,645)	159	881	1,439
Trade accounts payable	3,620	1,895	3,936	10,255	10,041
Accrued expenses	(6,159)	3,452	12,954	2,250	814
Accrued compensation	(1,606)	(3,621)	(575)	686	1,223
Operating lease liability	(15,244)
Net cash (used in) provided by operating activities	39,718	55,217	105,811	84,703	70,875
Investing activities:
Cash advances to independent operators	(5,673)	(3,255)	(10,456)	(8,471)	(7,461)
Repayments of cash advances from independent operators	2,026	1,679	3,749	3,511	3,948
Purchase of property and equipment	(39,806)	(23,082)	(64,762)	(71,066)	(58,701)
Proceeds from sales of assets	611	364	1,092	1,262	948
Intangible assets, deposits and licenses	(1,681)	(1,207)	(3,173)	(3,056)	(4,150)
Net cash used in investing activities	(44,523)	(25,501)	(73,550)	(77,820)	(65,416)
Financing activities:
Proceeds from initial public offering, net of underwriting discounts paid	407,666	0
Proceeds from issuance of shares under stock incentive plans	314	29
Deferred offering costs paid	(4,950)	0
Principal payments on 2014 loans	0	(2,645)	(725,010)	(5,317)	(5,173)
Principal payments on 2018 loans	(399,813)	0
Payments on other financing	(450)	(47)
Dividends paid	(337)	(93)	(153,587)	(1,307)	(86,454)
Debt issuance costs paid	(11)	0	(9,991)	(1,050)	(2,571)
Proceeds from 2014 loans					90,000
Proceeds from 2018 loans			871,688
Payments on capital lease			(94)	(89)	(49)
Issuance of shares			29		172
Repurchase of shares			(34)	(172)	(253)
Net cash (used in) provided by financing activities	2,419	(2,756)	(16,999)	(7,935)	(4,328)
Net increase (decrease) in cash and cash equivalents	(2,386)	26,960	15,262	(1,052)	1,131
Cash and cash equivalents-Beginning of period	21,063	5,801	5,801	6,853	5,722
Cash and cash equivalents-End of period	18,677	32,761	21,063	5,801	6,853
Supplemental disclosure of cash flow information:
Interest			47,305	45,836	43,301
Income taxes refunded (paid) in cash			(289)	66	885
Property and equipment accrued at end of period	7,784	653
Deferred offering costs accrued at end of period	$ 2,044	$ 0
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable			$ 7,851	$ 6,883	$ 8,218